UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Oscar S. Schafer           New York, NY             5/12/05
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    24
                                                -------------

Form 13F Information Table Value Total:              $650,832
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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                                     Form 13F INFORMATION TABLE


                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT    OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP       (X$100)    PRN AMT     PRN CALL DISCRETION   MANAGERS  Shared     None


CANADIAN NATURAL RESOURCES          COMMON        136385101     30,711     540,500              SOLE          X       X

CRYOLIFE INC COM                    COMMON        228903100     12,380   2,000,000              SOLE          X       X

DENBURY RESOURCES INC               COMMON        247916208     26,669     757,000              SOLE          X       X

DEVON ENERGY CORP                   COMMON        25179M103     13,609     285,000              SOLE          X       X

FLAMEL TECHNOLOGIES               ADR STOCK       338488109     26,733   2,065,947              SOLE          X       X

FNX MINING CO                       COMMON        30253R101     10,753   1,651,700              SOLE          X       X

GAYLORD ENTERTAINMENT               COMMON        367905106      6,471     160,166              SOLE          X       X

GEN-PROBE INC                       COMMON        36866T103     74,861   1,680,000              SOLE          X       X

MAGELLAN HLTH                       COMMON        559079207     24,342     714,890              SOLE          X       X

NOVELIS INC.                        COMMON        67000X106     41,538   1,895,000              SOLE          X       X

NOVEN PHARMACEUTICALS INC           COMMON        670009109     16,894     996,100              SOLE          X       X

OMI CORP.                           COMMON        Y6476W104     39,641   2,070,000              SOLE          X       X

PHARMION CORP COM                   COMMON        71715B409     17,400     600,000              SOLE          X       X

PRECISION DRILLING CORP             COMMON        74022D100     42,183     565,000              SOLE          X       X

R.H. DONNELLEY CORP                 COMMON        74955W307      8,150     140,300              SOLE          X       X

SHIRE PHARMACEUTICAL GROUP PLC      COMMON        82481R106     33,063     964,500              SOLE          X       X

TESCO CORP.                         COMMON        88157K101     28,166   2,434,400              SOLE          X       X

THIRD WAVE TECHNOLOGIES INC.        COMMON        88428W108      4,429     768,917              SOLE          X       X

TYCO INTERNATIONAL LTD COM          COMMON        902124106     34,476   1,020,000              SOLE          X       X

VALEANT PHARMACEUTICALS INTL        COMMON        91911X104     33,780   1,500,000              SOLE          X       X

VALOR COMMS GP                      COMMON        920255106     23,152   1,600,000              SOLE          X       X

VIROLOGIC INC                       COMMON        92823R201      6,561   2,745,000              SOLE          X       X

WRIGHT EXPRESS                      COMMON        98233Q105     54,104   3,164,000              SOLE          X       X

WYNN RESORTS                        COMMON        983134107     40,766     601,800              SOLE          X       X

24 TOTAL DATA RECORDS                                          650,832

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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